Interests in Subsidiaries - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2011
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 43,194	£ 43,319
Trade and other payables	£ 10,559	10,757
Total return swap entered, shares	1,684
Restricted cash and cash equivalents	£ 1,024	£ 878
British American Tobacco Bangladesh Company Limited
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest	72.91%	72.91%	72.91%
Imperial Tobacco Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 2,300	£ 2,300
Trade and other payables	341	284
Restricted cash and cash equivalents	£ 1,024	£ 878
PT Bentoel Internasional Investama Tbk
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest		92.00%		92.00%
Shares sold in non-controlling interest					984,000,000
Percentage of interest in subsidiary disposed					14.00%
Total return swap entered, shares					971
Percentage of total return swap of issued capital					7.00%
Effective interest recognise of net assets					99.00%
Tisak d.d.
Disclosure of Significant Investments in Subsidiaries [Line Items]
Investment percentage	42.00%